Unearned Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Unearned Revenue
Unearned Revenue

Note 10. Unearned Revenue

As of March 31, 2026 and December 31, 2025, the Company had approximately $9.1 million of unearned revenue related to an agreement to manufacture remediation processing centers (“RPCs”). The balance originated in connection with the deconsolidation of Viva Wealth Fund I, LLC during 2023.

Note 10. Unearned Revenue

In accordance with ASC 810, as of October 1, 2023, we deconsolidated Viva Wealth Fund I, LLC (VWFI), recognizing a gain on deconsolidation of $438,099 (Note 3 Principles of Consolidation). After deconsolidating VWFI, approximately $9,107,297 of unearned revenue (which was previously eliminated upon consolidation) is reported in our current liabilities and relates to our 2020 agreement to manufacture RPCs for VWFI. VWFI has currently funded the manufacturing of one double capacity RPC, which is expected to be completed and sold to VWFI through a sale leaseback agreement, at which time we will record a ROU asset and lease liability, and the unearned revenue will be alleviated.